CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005	$ 0.00005
Common stock, shares authorized	800,000,000	800,000,000	800,000,000
Common stock, shares issued	126,737,158	126,444,309	95,832,978
Common stock, shares outstanding	126,737,158	126,444,309	95,832,978